Risk Management Policy - Additional Information (Detail) bbl in Thousands, BTU in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($) BTU bbl	Jun. 30, 2023	Dec. 31, 2022 CLP ($) bbl BTU	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Disclosure Of Financial Risk Management [Line Items]
Percentage of transition from Libor to SOFR		100.00%
Cash and cash equivalent	$ 563,291,290,000		$ 875,213,699,000	$ 309,975,140,000	$ 332,036,013,000
VaR at confidence level, percentage	95.00%
Percentage of potential variations in fair value	5.00%
VaR amount	$ 501,347,907,000
Commodity Price Risk [Member] | Ifrs Long | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | bbl	551		450
Commodity Price Risk [Member] | Ifrs Long | Forward Hedges [Member] | Coal [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle			175,600
Commodity Price Risk [Member] | Ifrs Long | Forward Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | BTU	5.9		18.9
Commodity Price Risk [Member] | Ifrs Short | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | bbl	217
Commodity Price Risk [Member] | Ifrs Short | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | BTU	1.5		2.7
Commodity Price Risk [Member] | Ifrs Short | Forward Hedges [Member] | Coal [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle	47,000
Commodity Price Risk [Member] | Ifrs Short | Forward Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | BTU	3.9
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 563,291,290,000		$ 875,213,699,000
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit	$ 473,644,800,000		$ 333,551,000,000